Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001
Amount Registered | shares	3,863,489
Proposed Maximum Offering Price per Unit	19.84
Maximum Aggregate Offering Price	$ 76,651,621.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,585.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall be deemed to cover any additional securities that may be offered and issued to prevent dilution resulting from stock splits, stock distributions, recapitalizations or other similar transactions. The "Proposed Maximum Offering Price" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and is calculated based upon $19.84, the average of the high and low sales price of the registrant's Class A common stock on the New York Stock Exchange on July 31, 2026, which is a date within five business days prior to the date of filing this registration statement. The "Amount Registered" represents 3,863,489 additional shares reserved for issuance under the Via Transportation, Inc. 2025 Omnibus Incentive Plan.